Earnings Per Share ("EPS")	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings Per Share ("EPS")
26. EARNINGS PER SHARE ("EPS")

For the year ended December 31,		2024		2023
	Earnings (1)	Shares	EPS	Earnings	Shares	EPS
Net earnings (loss)	$111.5			$(103.7)
Basic earnings (loss) per share	$111.5	363,361	$0.31	$(103.7)	326,540	$(0.32)
Effect of dilutive securities:
Stock options	—	40		—	—
Diluted earnings (loss) per share	$111.5	363,401	$0.31	$(103.7)	326,540	$(0.32)
(1)Net earnings attributable to equity holders of the Company.
The following securities were excluded in the computation of diluted earnings per share because they were anti-dilutive but they have the potential to dilute basic earnings per share in the future:

	2024	2023
Potential dilutive securities:
Share options	64.2	513.2
Potential shares from CVR conversion (1)	15,600.0	15,600.0
	15,664.2	16,113.2
(1) There were 313.9 million CVRs outstanding at December 31, 2024 (2023 - 313.9 million)